Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

11.	SUBSEQUENT EVENTS

On October 22, 2015, the Company issued 160,000 shares of Series H convertible preferred stock in consideration for receipt of an aggregate of $160,000.

On December 1, 2015, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Corporation commenced December 1, 2015:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 8 to 16 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 6,666/10,000 (0.6666) to 13,332/10,000 (1.3332) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 4,000/10,000 (0.4000) to 8,000/10,000 (0.8000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 2,666/10,000 (0.2666) to 5,332/10,000 (0.5332) shares of common stock for each Series H preferred stock.

On December 31, 2015, the Company issued an aggregate of 134,378 shares of the Company’s common stock at a price of $5.00 per share to certain of its existing stockholders in connection for receipt of an aggregate of $671,890.

Also on December 31, 2015, all of the holders of shares of the Company’s Series F preferred stock notified the Company of their intention to convert their Series F preferred stock into Company common stock pursuant to the terms of the Series F preferred stock. The Company issued an aggregate of 333,300 shares of Company common stock pursuant to the conversion notices. Following the conversions, no shares of Series F preferred stock were outstanding.

Also on December 31, 2015, the holders of an aggregate of 1,050,000 shares of the Company’s Series G preferred stock notified the Company of their intention to convert their Series G preferred stock into Company common stock pursuant to the terms of the Series G preferred stock. The Company issued an aggregate of 840,000 shares of Company common stock pursuant to the conversion notices. Following the conversions, 160,000 shares of Series G preferred stock were outstanding.

Also on December 31, 2015, all of the holders of the Company’s Series H preferred stock notified the Company of their intention to convert their Series H preferred stock into Company common stock pursuant to the terms of the Series H preferred stock. The Company issued an aggregate of 85,312 shares of Company common stock pursuant to the conversion notices. Following the conversions, no shares of Series H preferred stock were outstanding.

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock were outstanding.

On January 8, 2016, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A and Series H preferred stock to account for the Company’s offering to existing stockholders of the Corporation commenced January 8, 2016:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 16 to 32 shares of common stock for each Series A preferred stock; and

(ii)	Adjusting the conversion ratio of the Series H preferred stock from 5,332/10,000 (0.5332) to one share of common stock for each Series H preferred stock.

On January 14, 2016, we filed a Preliminary Schedule 14C Information Statement with the Securities and Exchange Commission, in connection with the approval of articles of amendment to our amended and restated articles of incorporation, as amended, by our Board of Directors and the holder of a majority of the voting power of the issued and outstanding capital stock of the Company, to, on the Effective Date (as defined below), (i) effect a reverse stock split of the issued and outstanding shares of the common stock, at the ratio of 1-for-100, (ii) immediately after the reverse stock split, effect a forward stock split on a 100-for-1 share basis of the issued and outstanding common stock and reduce the number of authorized shares of common stock from 3,000,000,000 to 200,000,000, and (iii) immediately prior to the reverse stock split, pay in cash to those shareholders holding fewer than 100 shares of common stock, instead of issuing fractional shares, an amount per share equal to the average closing price per share of the common stock on the OTCQB, averaged over a period of 30 consecutive calendar days ending on (and including) the date of the Effective Date, without interest. The articles of amendment will be effective upon their filing with the Secretary of State of Florida which will occur approximately, but not less than, 20 days after the definitive information statement is mailed to the shareholders of the Company (“Effective Date”).

On January 22, 2016, the Company issued an aggregate of 3,700 shares of the Company’s common stock at a price of $5.00 per share to certain of its existing stockholders in connection for receipt of an aggregate of $18,500.

12.	SUBSEQUENT EVENTS

Investment Evolution Canada, LLC

On January 2, 2015 the Company formed Investment Evolution Canada, LLC, a 100% owned subsidiary of Investment Evolution Global Corporation which will be used for planned future Canadian operations.